Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.15

Conditions Report XXX

Loans in Report:	XXX
Loans with Conditions:	XXX

3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2025030480	XXX	XXX	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	B	C	B	XXX	TRID - XXX tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within XXX days of consummation	No	$ XXX XXX Percent Tolerance Violation due to the addition of Discount Points $XXX on Final CD XXX, without a valid XXX (XXX). Requires XXX, or corrected XXX, copy of refund check, XXX and verification of shipping.	(No Data)	XXX dated XXX and adjacent fee sheet located in file disclosing "Points " of $XXX satisfying exception.	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines Clayton Comments: The borrower has a credit score of XXX which is XXX points above the required XXX.
2025030480	XXX	XXX	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	Credit	DTI	Satisfied	C	A	C	A	XXX	Debt Ratio Exception XXX% or Less	No	The DTI ratio is XXX% which exceeds guidelines (XXX% since LTV is over XXX%). The 1008 shows a XXX% DTI ratio. The difference is the lender averaged the P&L income over XXX months; however, the P&L statement provided is from XXX to XXX which is XXX months. Audit calculated the income at $XXX based on XXX months. Also, the guidelines allow for either XXX month or XXX month P&L statement.	(No Data)	Received updated P&L FOR XXX months . Updated income XXX	(No Data)	Not Applicable	XXX: Credit score exceeds guidelines Clayton Comments: The borrower has a credit score of XXX which is XXX points above the required XXX.